Equipment	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [abstract]
Equipment

6. EQUIPMENT

The table below sets out costs and accumulated depreciation as at December 31, 2019 and 2018:

	Exploration Equipment	Computer Equipment	Computer Software	Total
Cost
Balance – December 31, 2017 and 2018	67	10	136	213
Additions	-	5	-	5
Balance – December 31, 2019	67	15	136	218

Accumulated Amortization
Balance – December 31, 2017	38	8	118	164
Amortization	5	1	8	14
Balance – December 31, 2018	43	9	126	178
Amortization	5	3	4	12
Balance – December 31, 2019	48	12	130	190

Carrying Amount
As at December 31, 2018	24	1	10	35
As at December 31, 2019	19	3	6	28